Derivative Liability (Tables)	6 Months Ended
Dec. 31, 2016
Offsetting Assets [Line Items]
Schedule of fair value of the embedded derivative using the Black-Scholes Model with assumptions
(1) dividend yield of	0%;
(2) expected volatility of	164%,
(3) risk-free interest rate of	0.87%,
(4) expected life of	36 months
(5) fair value of the Company’s common stock of	$0.26 per share.

Derivative liability [Member]
Offsetting Assets [Line Items]
Schedule of derivative liability activity

Balance at June 30, 2016	$188,128
Derivative liability reclass into additional paid in capital upon notes conversion	(125,710)
Change in fair value of derivative at period end	(62,418)
Balance December 31, 2016	$-